Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2020
Redeemable Convertible Preferred Shares [Abstract]
Redeemable Convertible Preferred Shares
20.	Redeemable Convertible Preferred Shares

The Company received capital contributions of RMB94,450 and RMB28,695 from the Series
C-2
and Series D preferred shareholders in 2017 and 2018, respectively. On the Restructuring Date, the Company issued Series A, Series B, Series
C-1,
Series
C-2
and Series D preferred shares (collectively, the “Preferred Shares”) to the same group of third-party shareholders of the VIE. The Preferred Shares are recorded at fair value on the issuance date and is presented on a retroactive basis.
The key features of the Preferred Shares are summarized as follows:
Conversion rights
Each holder of the Preferred Shares has the right, at each holder’s sole discretion, to convert at any time and from time to time, all or any portion of the Preferred Shares into ordinary shares as determined by the applicable conversion price, which is initially equal to the original issue price. As of December 31, 2018 and 2019, the conversion ratio was one preferred share convertible into one ordinary share.
The Preferred Shares are automatically converted into ordinary shares at the then applicable conversion price immediately upon the closing of a firm commitment underwritten public offering in which the total market capitalization of the Company is no less than US$250,000 immediately after the IPO, i.e. Qualified IPO.
Dividends
The Preferred Shares holders are entitled to receive dividends when and if declared by the Board of Directors, pro rata on an as-converted
basis, without preference on the ordinary shares or any other classes of shares of the Company.
Voting Rights
Each Preferred Shareholder is entitled to the number of votes equal to the number of ordinary shares into which such holder’s Preferred Shares could be converted. Preferred Shareholders vote together with ordinary shareholders, with respect to any matter upon which ordinary shareholders have the right to vote.
Redemption
The Preferred Shares are redeemable by the holders upon the occurrence of any of the following events (the “Redemption Events”): (i) the Company fails to complete a Qualified IPO before December 31, 2020; (ii) the founders’ designated board of directors vote against the Qualified IPO while the Company has satisfied the IPO requirements and the preferred shareholders’ designated board of directors vote to proceed with the IPO; (iii) any change in control of the Company without obtaining the approval of the holders of the Preferred Shares; (iv) the Company and the founders violate the laws and result in the non-occurrence
of the IPO or significant damages to the preferred shareholders’ interests, and (v) the Company and the founders materially breach the agreements entered into with preferred shareholders or the article of association. When the Company fails to complete a Qualified IPO before December 31, 2020 and therefore triggers the redemption, the total redemption amount for all preferred shareholders is capped to the higher of (i) the fair market value of equity interests held by the founders or (ii) the value of net assets of the Company held by the founders with redemption preference illustrated as below under liquidation preference. The redemption amount for preferred shareholders is calculated at an amount equal to the sum of the investment price, plus an amount accruing daily at 10% per annum and all declared but unpaid dividends.

Liquidation Preference
In the event of liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or any deemed liquidation event as defined in the Company’s shareholders agreement (the “Liquidation Transactions”), the assets of the Company available for distribution will be made as follows:
Each holder of the Series D Preferred Shares is entitled to receive, on a pari passu basis, an amount equal to the investment price plus all declared but unpaid dividends in preference to any distribution to the holders of Series
C-2
Preferred Shares, Series
C-1
Preferred Shares, Series B Preferred Shares, Series A Preferred Shares and the ordinary shareholders of the Company.
After the payment to the holders of Series D Preferred Shares, the remaining assets of Company available for distribution shall be distributed the holders of the Series
C-2
Preferred Shares, on a pari passu basis, with an amount equal to the investment price plus all declared but unpaid dividends in preference to Series
C-1
Preferred Shares, Series B Preferred Shares, Series A Preferred Shares and the ordinary shareholders of the Company.
After the payment to the holders of Series
C-2
Preferred Shares, the remaining assets of Company available for distribution will be distributed to the holders of the Series
C-1
Preferred Shares, on a pari passu basis, with an amount equal to the investment price plus all declared but unpaid dividends in preference to Series B Preferred Shares, Series A Preferred Shares and the ordinary shareholders of the Company.
After the payment to the holders of Series
C-1
Preferred Shares, the remaining assets of Company available for distribution will be distributed to the holders of the Series B Preferred Shares, on a pari passu basis, with an amount equal to the investment price plus all declared but unpaid dividends in preference to Series A Preferred Shares and the ordinary shareholders of the Company.
After the payment to the holders of Series B Preferred Shares, the remaining assets of Company available for distribution will be distributed to the holders of the Series A Preferred Shares, on a pari passu basis, with an amount equal to the investment price plus all declared but unpaid dividends in preference to the ordinary shareholders of the Company.
After payments made to the Preferred Shareholders in accordance with the above, all of the remaining assets of the Company available for distribution to shareholders will be distributed ratably on an if converted basis among all shareholders including the holders of Preferred Shares on a pari passu basis

Accounting for Preferred Shares
The Preferred Shares are classified as mezzanine equity as they may be redeemed at the option of the holders on or after an agreed upon date which is outside the sole control of the Company. The Preferred Shares were initially measured at fair value. The Company uses the whole instrument approach to determine whether the nature of the host contract in a hybrid instrument is more akin to debt or to equity. The Company evaluated the embedded conversion option in the Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”). The conversion option of the Preferred Shares does not qualify for bifurcation accounting because the conversion option is clearly and closely related to the host instrument and the underlying ordinary shares are not publicly traded nor readily convertible into cash. On the commitment date, there is no beneficial conversion feature to be recognized because the most favorable conversion price used to measure the beneficial conversion feature of the Preferred Shares was higher than the fair value per ordinary share. The Company determined the fair value of ordinary shares with the assistance of an independent third-party valuation firm.
In addition, the contingent redemption options of all the Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor readily convertible into cash. There are no other embedded derivatives that are required to be bifurcated.
The Preferred Shares are not currently redeemable, but it is probable that the Preferred Shares will become redeemable. The Company concluded that there is no accretion to be recognized because the carrying amount of the Preferred Shares is greater than the redemption value. Therefore, no adjustment will be made to the initial carrying amount of the Preferred Shares until the redemption amount exceeds the carrying amount of the Preferred Shares. The liquidation preference amount was US$50,524 as of December 31, 2019.
All of the redeemable convertible preferred shares were converted to 24,131,100 Class A ordinary shares upon the completion of the Company’s IPO in July 2020.